Debt (Details) - USD ($)	Dec. 30, 2021	Mar. 30, 2021	Mar. 24, 2021	Feb. 05, 2021	Jan. 28, 2021	Jan. 21, 2021	Jan. 14, 2021	Jan. 11, 2021	Jan. 06, 2021	Jan. 04, 2021	Oct. 15, 2020	Dec. 31, 2021	May 04, 2020	Apr. 25, 2020
Series C Debenture [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		272,837
Debt Conversion, Original Debt, Amount		$ 122,166
Gain (Loss) on Extinguishment of Debt		3,035
Series C Debenture [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount		110,833
Series C Debenture [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount		71,526
Series D Debenture [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount		11,333
Series D Debenture [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 8,722
Convertible Note A [Member]
Debt (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt			$ 1,201
Repayments of Debt			55,368
Convertible Note A [Member] | Principal [Member]
Debt (Details) [Line Items]
Repayments of Debt			41,000
Convertible Note A [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Repayments of Debt			$ 13,167
Eagle Equities Note 4 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									3,505,964	4,123,750
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.01224	$ 0.012
Eagle Equities Note 4 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 39,000	$ 45,000
Eagle Equities Note 4 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 3,913	$ 4,485
Eagle Equities Note 5 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)							4,319,378	4,463,507
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 0.01266	$ 0.01224
Eagle Equities Note 5 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount							$ 50,000				$ 50,000
Eagle Equities Note 5 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount							$ 4,683				$ 4,633
Eagle Equities Note 6 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					7,285,062	6,449,610
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 0.01575	$ 0.0154
Eagle Equities Note 6 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 107,200	$ 93,000
Eagle Equities Note 6 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 7,540	$ 6,324
Eagle Equities Note 7 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				1,184,148
Debt Conversion, Original Debt, Amount				$ 200,200
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.24984
Eagle Equities Note 7 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 200,200
Eagle Equities Note 8 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				639,593
Debt Conversion, Original Debt, Amount				$ 114,400
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.23851
Eagle Equities Note 8 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 114,400
Eagle Equities Note 9 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				605,177
Debt Conversion, Original Debt, Amount				$ 114,400
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.24984
Eagle Equities Note 9 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 114,400
Eagle Equities Note 10 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				1,095,131
Debt Conversion, Original Debt, Amount				$ 200,200
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.23748
Eagle Equities Note 10 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 200,200
PPP Loan [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount													$ 460,000	$ 460,000
Notes Payable												$ 460,406
Howe Note [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount	$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Maturity Date, Description	maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Proceeds from Issuance of Debt	$ 850,000
Debt Original Issue Discount Rate	18.00%
Class of Warrant or Rights, Granted (in Shares)	2
Warrant or Right, Reason for Issuance, Description	entitling the Lender to purchase (i) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series A warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock, and (ii) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series B warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock. one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
Debt Instrument, Unamortized Discount	$ 261,568